Equity - Shares (Details) - € / shares	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Common shares, shares authorized (in shares)	410,000,000	410,000,000
Preference shares, shares authorized (in shares)	450,000,000	450,000,000
Financing preference shares, shares authorized (in shares)	40,000,000	40,000,000
Common shares, par value (in EUR per share)	€ 0.01	€ 0.01
Preference shares, par value (in EUR per share)	0.01	0.01
Financing preference shares, par value (in EUR per share)	€ 0.01	€ 0.01
Financing preference shares, shares issued (in shares)	0	0
Preference shares, shares issued (in shares)	0	0